Other information - Supplemental Cash Flow Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment in consolidated subsidiaries and businesses
Current assets	€ 486	€ 408	€ 147
Non-current assets	3,863	1,985	1,981
Net borrowings	(468)	(91)	(541)
Current and non-current liabilities	(1,825)	(622)	(366)
Net effect of investments	2,056	1,680	1,221
Goodwill	33	25	482
Fair value of investments held before the acquisition of control	(28)	(271)	(21)
Non-controlling interests	(1)	(2)	(15)
Purchase price	2,060	1,432	1,667
Less: Cash and cash equivalents acquired	(265)	(155)	(31)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of before business combination	1,795	1,277	1,636
Disposal of consolidated subsidiaries and businesses
Current assets	802	130	1,377
Non-current assets	2,695	153	8,618
Net borrowings	101	180	(2,085)
Current and non-current liabilities	(2,267)	(124)	(2,351)
Net effect of disposals	1,331	339	5,559
Current value of the stake held for business combinations	(788)	(580)	(5,726)
Reclassification among other items of OCI		(7)	(918)
Gain on disposal of business combinations	379	427	2,704
Fair value of share capital held after the sale of control	118	414
Credits for divestments		(173)	(1,609)
Selling price	1,040	420	10
Less: Cash and cash equivalents sold	(153)	(25)	(70)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	€ 887	€ 395	€ (60)